Summary of Estimated Fair Values of Assets Acquired, Liabilities Assumed and Noncontrolling Interest (Detail) ¥ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2021 USD ($)
Business Acquisition [Line Items]
Purchase consideration	¥ 326	$ 51	¥ 3,500	¥ 1,200
Redeemable non-controlling interests (Note 19)	0			(182)	$ 0
Goodwill	¥ 22,605		22,248	18,250	$ 3,547
Series of Individually Immaterial Business Acquisitions
Business Acquisition [Line Items]
Purchase consideration			3,499	1,168
Net assets acquired, excluding intangible assets and the related deferred tax liabilities			1,515	229
Intangible assets, net			1,116	543
Deferred tax liabilities			(229)	(134)
Pre-existing equity interests and debt investment			(2,103)
Noncontrolling interests			(798)	(266)
Redeemable non-controlling interests (Note 19)				(182)
Goodwill			3,998	978
Business Combination, Recognized Identifiable Assets Acquired, Goodwill, and Liabilities Assumed, Less Noncontrolling Interest			¥ 3,499	¥ 1,168